FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02605

                               Franklin Money Fund
               (Exact name of registrant as specified in charter)

                       One Franklin Parkway, San Mateo, CA
                        94403-1906 (Address of principal
                          executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

FRANKLIN MONEY FUND

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   5
The Money Market Portfolios ................................................   7

                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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FRANKLIN MONEY FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                   SHARES            VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (COST $1,556,606,329) 100.3%
The Money Market Portfolio ..................   1,556,606,329   $ 1,556,606,329
OTHER ASSETS, LESS LIABILITIES (.3)% ........                        (4,643,648)
                                                                ---------------
NET ASSETS 100.0% ...........................                   $ 1,551,962,681
                                                                ===============


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 3
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4 | Quarterly Statement of Investments

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FRANKLIN MONEY FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio, which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

1. INCOME TAXES

At September 30, 2004, the cost of investments for book and income tax purposes was the same.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5

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6 | Quarterly Statement of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 44.7%
    Abbey National Treasury Service, Stamford Branch, 1.83% - 1.86%, 12/03/04 - 12/17/04     $  150,000,000     $  150,002,906
    Bank of Montreal, Chicago Branch, 1.705%, 11/15/04 - 11/16/04 ......................         50,000,000         50,000,629
    Bank of Nova Scotia, Portland Branch, 1.60% - 1.64%, 11/02/04 - 11/10/04 ...........        150,000,000        149,997,117
    Banque Nationale De Paris, New York Branch, 1.850% - 2.255%, 12/08/04 - 8/16/05 ....        150,000,000        149,990,260
    Barclays Bank PLC, New York Branch, 1.71%, 11/23/04 ................................         75,000,000         75,001,100
    Bayerische Landesbank Girozen, New York Branch, 1.22%, 10/22/04 ....................         25,000,000         24,995,423
    Credit Agricole, New York Branch, 1.43% - 1.72%, 10/22/04 - 11/22/04 ...............        175,000,000        175,000,144
    Danske Bank AS, New York Branch, 1.17% - 1.83%, 10/13/04 - 12/13/04 ................         75,000,000         74,994,696
    Dexia Bank, New York Branch, 1.508% - 1.615%, 10/27/04 - 12/07/04 ..................        125,000,000        125,001,248
    HBOS Treasury Services, New York Branch, 1.71% - 1.82%, 11/18/04 - 12/15/04 ........         75,000,000         75,000,671
    Landesbank Hessen Thueringen Giro, New York Branch, 1.273% - 1.790%,
      11/17/04 - 2/14/05 ...............................................................        149,000,000        148,887,118
    Lloyds Bank PLC, New York Branch, 1.61% - 1.72%, 10/20/04 - 12/02/04 ...............        125,000,000        125,001,563
    Rabobank Nederland NV, New York Branch, 1.115% - 1.660%, 10/06/04 - 11/17/04 .......        150,000,000        150,000,962
    Royal Bank of Canada, New York Branch, 1.42%, 10/22/04 .............................         25,000,000         25,000,144
    Royal Bank of Scotland NY, New York Branch, 1.595% - 1.850%, 10/19/04 - 12/21/04 ...        150,000,000        150,001,619
    Societe Generale North America, New York Branch, 1.50% - 1.65%, 10/08/04 - 11/01/04         150,000,000        150,000,145
    State Street Corp., Boston Branch, 1.61%, 10/28/04 - 10/29/04 ......................        150,000,000        150,000,000
    Svenska Handelsbanken, New York Branch, 1.620% - 1.865%, 11/12/04 - 12/27/04 .......        150,000,000        150,001,773
    Toronto Dominion Bank, New York Branch, 1.63% - 1.70%, 10/26/04 - 11/09/04 .........        150,000,000        150,000,000
    UBS AG, Stamford Branch, 1.530% - 1.865%, 10/07/04 - 12/22/04 ......................        150,000,000        150,001,383
    Wells Fargo Bank NA, San Francisco Branch, 1.57%, 10/01/04 - 10/08/04 ..............        150,000,000        150,000,174
    Westdeutsche Landesbank, New York Branch, 1.15%, 10/12/04 ..........................         75,000,000         75,000,228
                                                                                                                --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,623,879,303) ................................                         2,623,879,303
                                                                                                                --------------

    COMMERCIAL PAPER 45.2%
(a) Abbott Laboratories, 10/19/04 - 10/26/04 ...........................................        155,000,000        154,857,200
(a) ANZ (Delaware) Inc., 11/05/04 - 12/15/04 ...........................................        125,000,000        124,696,562
(a) Bank of Montreal, 11/09/04 .........................................................        100,000,000         99,829,958
(a) Barclays U.S. Funding Corp., 12/28/04 ..............................................         75,000,000         74,657,167
(a) Citigroup Global Markets Holdings, 10/01/04 - 10/20/04 .............................        250,000,000        249,883,750
(a) Coca-Cola Co., 10/15/04 ............................................................         50,000,000         49,971,028
(a) Commonwealth Bank of Australia, 10/14/04 - 11/15/04 ................................        160,000,000        159,787,385
(a) Danske Corporation, 11/02/04 .......................................................         75,000,000         74,894,000
(a) Dexia Bank, 11/01/04 ...............................................................         25,000,000         24,964,694
(a) Dupont De Nemours Inc., 12/09/04 - 12/10/04 ........................................        100,000,000         99,660,222
(a) Export Development Corp, 10/01/04 ..................................................         47,000,000         47,000,000
(a) General Electric Capital Corp., 12/01/04 - 12/14/04 ................................        125,000,000        124,585,222
(a) Glaxosmithkline Finance PLC, 10/27/04 - 11/22/04 ...................................         75,000,000         74,840,750
(a) HBOS Treasury Services, 12/16/04 ...................................................         75,000,000         74,713,417
(a) Internationale Ned. U.S. Funding, 10/01/04 - 2/01/05 ...............................        150,000,000        149,669,167
(a) Morgan Stanley Group Inc., 10/04/04 - 10/08/04 .....................................        125,000,000        124,970,570
(a) National Australia Funding, 10/25/04 - 11/04/04 ....................................        150,000,000        149,791,042
(a) Pfizer Inc., 11/01/04 - 11/16/04 ...................................................        150,000,000        149,731,500
(a) Procter & Gamble Co., 10/21/04 - 10/28/04 ..........................................         50,000,000         49,946,965
(a) Royal Bank of Canada, 10/25/04 - 10/27/04 ..........................................        150,000,000        149,837,500
(a) Shell Finance UK PLC, 10/04/04 - 10/15/04 ..........................................        145,415,000        145,372,592
(a) UBS AG Finance Delaware Inc, 10/01/04 ..............................................        100,000,000        100,000,000


                                         Quarterly Statements of Investments | 7

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMERCIAL PAPER (CONT.)
(a) Wal-Mart Stores Inc., 10/04/04 - 10/20/04 ......................................   $  125,000,000   $   124,932,271
(a) Westdeutsche Landesbank, 11/18/04 ..............................................       75,000,000        74,837,000
                                                                                                        ---------------
    TOTAL COMMERCIAL PAPER (COST $2,653,429,962) ...................................                      2,653,429,962
                                                                                                        ---------------

    U.S. GOVERNMENT AGENCY SECURITIES 1.5%
(a) Federal Home Loan Bank, 10/01/04 ...............................................       12,970,000        12,970,000
(a) Freddie Mac, 10/06/04 - 11/03/04 ...............................................       75,000,000        74,920,840
                                                                                                        ---------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $87,890,840) .....................                         87,890,840
                                                                                                        ---------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,365,200,105) ...........                      5,365,200,105
                                                                                                        ---------------

    REPURCHASE AGREEMENTS 9.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.78%, 10/01/04
      (Maturity Value $185,009,147) ................................................      185,000,000       185,000,000
        Collateralized by U.S. Government Agency Securities, 10/12/04 - 5/31/05
(b) Deutsche Bank Securities Inc., 1.75%, 10/01/04 (Maturity Value $106,170,161) ...      106,165,000       106,165,000
        Collateralized by U.S. Treasury Bills, 10/28/04 - 3/03/05
(b) Morgan Stanley & Co. Inc., 1.71%, 10/01/04 (Maturity Value $106,165,043) .......      106,160,000       106,160,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 10/01/04 (Maturity Value $185,009,250) ..............      185,000,000       185,000,000
      Collateralized by U.S. Government Agency Securities, 6/24/05
                                                                                                        ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $582,325,000) ................................                        582,325,000
                                                                                                        ---------------
    TOTAL INVESTMENTS (COST $5,947,525,105) 101.3% .................................                      5,947,525,105
    OTHER ASSETS, LESS LIABILITIES (1.3)% ..........................................                        (76,555,467)
                                                                                                        ---------------
    NET ASSETS 100.0% ..............................................................                    $ 5,870,969,638
                                                                                                        ===============

(a)   Security is traded on a discount basis with a zero coupon.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 34.0%
(a) U.S. Treasury Bill, 11/04/04 ...................................................     $    5,000,000   $  4,993,457
(a) U.S. Treasury Bill, 12/09/04 ...................................................          5,000,000      4,985,433
(a) U.S. Treasury Bill, 1/06/05 ....................................................          5,000,000      4,978,337
(a) U.S. Treasury Bill, 1/20/05 ....................................................         10,000,000      9,948,662
(a) U.S. Treasury Bill, 3/03/05 ....................................................          5,000,000      4,959,306
(a) U.S. Treasury Bill, 3/24/05 ....................................................          5,000,000      4,953,117
    U.S. Treasury Note, 1.750%, 12/31/04 ...........................................          5,000,000      5,007,520
                                                                                                          ------------
    TOTAL GOVERNMENT SECURITIES (COST $39,825,832) .................................                        39,825,832
                                                                                                          ------------

    REPURCHASE AGREEMENTS 66.1%
(b) ABN AMRO Bank, N.V., New York Branch, 1.76%, 10/01/04 (Maturity Value $5,000,244)         5,000,000      5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 3/31/05
(b) Banc of America Securities LLC, 1.68%, 10/01/04 (Maturity Value $5,000,233) ....          5,000,000      5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 1/31/05
(b) Barclays Capital Inc., 1.76%, 10/01/04 (Maturity Value $5,000,244) .............          5,000,000      5,000,000
      Collateralized by U.S. Treasury Notes, 3.25%, 1/15/09
(b) Bear, Stearns & Co. Inc., 1.75%, 10/01/04 (Maturity Value $5,000,243) ..........          5,000,000      5,000,000
      Collateralized by U.S. Treasury Note, 6.875%, 5/15/06
(b) Deutsche Bank Securities Inc., 1.75%, 10/01/04 (Maturity Value $21,151,028) ....         21,150,000     21,150,000
      Collateralized by U.S. Treasury Bill, 12/31/04
(b) Dresdner Kleinwort Wasserstein Securities LLC, 1.72%, 10/01/04
      (Maturity Value $5,000,239) ..................................................          5,000,000      5,000,000
         Collateralized by U.S. Treasury Notes, 2.625%, 11/15/16
(b) Greenwich Capital Markets Inc., 1.70%, 10/01/04 (Maturity Value $5,000,236) ....          5,000,000      5,000,000
      Collateralized by U.S. Treasury Notes, 1.75%, 12/31/04
(b) Morgan Stanley & Co. Inc., 1.71%, 10/01/04 (Maturity Value $21,151,005) ........         21,150,000     21,150,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.73%, 10/01/04 (Maturity Value $5,000,240) ................          5,000,000      5,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                          ------------
    TOTAL REPURCHASE AGREEMENTS (COST $77,300,000) .................................                        77,300,000
                                                                                                          ------------
    TOTAL INVESTMENTS (COST $117,125,832) 100.1% ...................................                       117,125,832
    OTHER ASSETS, LESS LIABILITIES (.1)% ...........................................                          (114,639)
                                                                                                          ------------
    NET ASSETS 100.0% ..............................................................                      $117,011,193
                                                                                                          ============

(a)   Security is traded on a discount basis with a zero coupon.

(b) At September 30, 2004, all repurchase agreements had been entered into on that date.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

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10 | Quarterly Statements of Investments

THE MONEY MARKET PORTFOLIOS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios).

1. INCOME TAXES

At September 30, 2004, the cost of investments for book and income tax purposes was the same.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 11

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN MONEY FUND


By /s/ Jimmy D. Gambill
   -----------------------
       Chief Executive Officer - Finance and Administration
Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
   -----------------------
       Chief Executive Officer - Finance and Administration
Date November 29, 2004


By /s/ Galen G. Vetter
   -----------------------
       Chief Financial Officer
Date November 29, 2004















                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Money Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration

I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Money Fund;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer